Exhibit 99.1



INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended          31-Oct-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

--------------------------------------------------------------------------------
Commentary on asset performance in the period

The assets within the Trust continue to exhibit exceptionally strong performance in the month. The 3 month plus arrears have risen to 0.43% by balance, but this continues to remain extremely low by reference to industry standards. Losses have continued to increase but remain at extremely low levels and at (GBP)8.56mm cumulative over 6 years are easily absorbed by the current month's excess spread.

--------------------------------------------------------------------------------

Next trust determination date                                        1-Nov-07

Next trust distribution date                                         9-Nov-07
(6 business days from determination date)

Mortgage Loans

--------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                         439,591

Current Balance - Trust Mortgage Assets                      (GBP)51,549,502,529

Current Balance - Trust Cash and other Assets                   (GBP)408,504,268

Last Months Closing Trust Assets                             (GBP)54,860,597,297

Funding share                                                 (GBP)8,811,142,612

Funding 2 share                                              (GBP)36,674,016,474

Funding and Funding 2 share                                  (GBP)45,485,159,086

Funding and Funding 2 Share Percentage                                    87.54%

Seller Share*                                                 (GBP)6,472,847,711

Seller Share Percentage                                                   12.46%

Minimum Seller Share (Amount)*                                (GBP)3,936,866,247

Minimum Seller Share (% of Total)                                          7.58%

Funding Bank Balance - Principal element of Balance           (GBP)1,528,405,358

Funding 2 Bank Balance - Principal element of Balance         (GBP)1,592,095,335

Excess Spread last quarter annualised (% of Total)                         0.34%
--------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

--------------------------------------------------------------------------------
                                                          By number By Principal
                    Number Principal (GBP) Arrears (GBP)        (%)          (%)

> = 1 < 2 Months     5,335     635,490,508     3,868,297      1.21%        1.23%

> = 2 < 3 Months     1,949     225,444,570     2,942,077      0.44%        0.44%

> = 3 < 4 Months       790      84,496,243     1,664,039      0.18%        0.16%

> = 4 < 5 Months       289      31,551,389       774,287      0.07%        0.06%

> = 5 < 6 Months       215      23,270,271       649,869      0.05%        0.05%

> = 6 < 7 Months       207      21,660,169       767,922      0.05%        0.04%

> = 7 < 8 Months       136      15,354,246       623,071      0.03%        0.03%

> = 8 < 9 Months       126      13,268,108       599,818      0.03%        0.03%

> = 9 < 10 Months       81       8,746,129       435,891      0.02%        0.02%

> = 10 < 11 Months      99      11,508,872       668,944      0.02%        0.02%

> = 11 < 12 Months      42       4,373,300       261,572      0.01%        0.01%

> = 12                  54       6,163,418       496,907      0.01%        0.01%

Total                9,323   1,081,327,223    13,752,694      2.12%        2.10%
--------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.



Properties in Possession

----------------------------------------------------------------------------------------------------------
                                                   Number       Principal (GBP)              Arrears (GBP)

Total (since inception)                              3557           339,429,004                 19,788,421
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Properties in Possession                                                                               997

Number Brought Forward                                                                                 780

Repossessed (Current Month)                                                                            217

Sold (since inception)                                                                                2560

Sold (current month)                                                                                   132

Sale Price / Last Loan Valuation                                                                       104

Average Time from Possession to Sale (days)                                                            151

Average Arrears at Sale                                                                         (GBP)4,869

Total Principal Loss (Since inception)                                                      (GBP)8,561,919

Total Principal Loss (current month)                                                          (GBP)385,338

Number of accounts experiencing a loss since inception                                                 695

Ratio of aggregate net losses to average portfolio balance                                         0.00017

Average loss on accounts experiencing a loss                                                   (GBP)12,319

MIG Claims Submitted                                                                                    17

MIG Claims Outstanding                                                                                   1

Average Time from Claim to Payment                                                                      86
----------------------------------------------------------------------------------------------------------

Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

--------------------------------------------------------------------------------
                                                   Number        Principal (GBP)

Substituted this period                                 0                 (GBP)0

Substituted to date (since 26 March 2001)       1,063,063   (GBP)127,927,477,109
--------------------------------------------------------------------------------

CPR Analysis

--------------------------------------------------------------------------------
                                                                        % of CPR

Current Month % of CPR - Removals*                                        36.90%

Previous Month % of CPR - Removals*                                       54.40%

Current Month % of CPR - Non-Removals**                                   63.10%

Previous Month % of CPR - Non-Removals**                                  45.60%
--------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches) **Non-Removals are scheduled repayments, overpayments and redemptions

-------------------------------------------------------------------------------
                                                        Monthly      Annualised

Current Month CPR Rate - Total                            3.62%          35.77%

Previous Month CPR Rate - Total                           4.98%          45.82%
-------------------------------------------------------------------------------

Key pool statistics

-------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                              26.26

Weighted Average Remaining Term (by value) Years                          21.76

Average Loan Size                                                  (GBP)117,267

Weighted Average LTV (by value)                                          77.14%

Weighted Average Indexed LTV (by value)                                  67.65%

Non Verified (by value)                                                  44.39%
-------------------------------------------------------------------------------

Product Breakdown

-------------------------------------------------------------------------------
Fixed Rate (by balance)                                                  60.18%

Together (by balance)                                                    29.03%

Capped (by balance)                                                       0.06%

Variable (by balance)                                                     6.37%

Tracker (by balance)                                                      4.35%

Total                                                                    100.0%
-------------------------------------------------------------------------------

Geographic Analysis

---------------------------------------------------------------------
                       Number  % of Total     Value (GBP)  % of Total

East Anglia             9,967       2.27%   1,166,647,101       2.26%

East Midlands          32,704       7.44%   3,441,414,556       6.68%

Greater London         51,913      11.81%   9,630,785,693      18.68%

North                  37,461       8.52%   2,974,471,614       5.77%

North West             54,820      12.47%   5,298,642,667      10.28%

Scotland               57,452      13.07%   4,784,243,657       9.28%

South East             70,331      16.00%   10,693,765,010     20.74%

South West             32,703       7.44%   4,289,284,569       8.32%

Wales                  17,928       4.08%   1,769,719,423       3.43%

West Midlands          31,054       7.06%   3,432,563,801       6.66%

Yorkshire              43,258       9.84%   4,067,962,438       7.89%

Total                 439,591        100%  51,549,500,529        100%
---------------------------------------------------------------------

LTV Levels Breakdown

---------------------------------------------------------------------
                                   Number     Value (GBP)  % of Total

0% < 25%                           21,702     814,517,862       1.58%

> = 25% < 50%                      55,312   4,641,543,032       9.00%

> = 50% < 55%                      15,615   1,700,839,444       3.30%

> = 55% < 60%                      17,277   1,996,180,022       3.87%

> = 60% < 65%                      18,936   2,326,593,301       4.51%

> = 65% < 70%                      22,112   2,816,821,387       5.46%

> = 70% < 75%                      25,475   3,442,989,023       6.68%

> = 75% < 80%                      29,202   4,158,117,863       8.07%

> = 80% < 85%                      41,482   6,007,676,278      11.65%

> = 85% < 90%                      61,403   8,114,684,495      15.74%

> = 90% < 95%                      88,751  10,348,092,939      20.07%

> = 95% < 100%                     39,815   4,911,609,377       9.53%

> = 100%                            2,509     269,837,506       0.52%

Total                             439,591  51,549,502,529      100.0%
---------------------------------------------------------------------

Repayment Method

---------------------------------------------------------------------
                                   Number      Value (GBP) % of Total

Endowment                          31,231   4,379,353,653       8.50%

Interest Only                     101,836  16,274,455,020      31.57%

Pension Policy                        309      29,479,985       0.06%

Personal Equity Plan                  569      36,968,528       0.07%

Repayment                         305,646  30,829,245,344      59.81%

Total                             439,591  51,549,502,529     100.00%
---------------------------------------------------------------------

Employment Status

---------------------------------------------------------------------
                                   Number     Value (GBP)  % of Total

Full Time                         370,564  41,071,389,701      79.67%

Part Time                           5,613     451,773,069       0.88%

Retired                             3,384     209,218,431       0.41%

Self Employed                      54,657   9,379,355,200      18.19%

Other                               5,373     437,766,129       0.85%

Total                             439,591  51,549,502,529     100.00%
---------------------------------------------------------------------


---------------------------------------------------------------------
NR Current Existing Borrowers' SVR                              7.84%

Effective Date of Change                                1 August 2007
---------------------------------------------------------------------




Main parties to the structure

Northern Rock plc           Citibank NA                   The Bank of New York

Seller                      Agent bank                    Security trustee
Administrator               Common depositary             Note trustee
Cash Manager                Principal paying agent
Basis swap provider         Registrar
Start up loan provider      US Paying Agent
Account bank

Ratings
         Short term  Long term  Short term  Long term  Short term  Long term
S&P      A1          A-         A1+         AA         A-1+        AA-
Moodys   P-1         Aa3        P-1         Aa1        P-1         Aa2
Fitch    F1          A-         F1+         AA+        F1+         AA-



--------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution

      Principal Received             Funding         Funding 2            Seller

Month (GBP)1,879,324,581  (GBP)1,242,818,161  (GBP)414,524,359  (GBP)221,982,061

--------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.


-------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                 Receipts
         Revenue Received        GIC Interest         sub-total  Administration fee   Available revenue

Month    (GBP)245,973,491     (GBP)11,422,516  (GBP)257,396,007      (GBP)3,200,304    (GBP)254,195,703

-------------------------------------------------------------------------------------------------------


---------------------------------------------------------------
Trustee Revenue Distribution


                  Funding           Funding 2            Seller

Month     (GBP)48,617,165    (GBP)175,553,450   (GBP)30,025,088

---------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 22 October 2007

Distribution of Issuer Available Revenue Receipts                         Total

Issuer available revenue receipts from Funding2                     197,695,985
Issuer available revenue receipts - Issuers Revenue Ledger            5,341,898
Issuer available reserve fund                                       560,032,893

                                                                    763,070,776

Issuer required revenue receipts                                    197,695,985

3rd party creditors                                                           0
Issuer cash manager                                                           0
Amounts due to the A notes and A swap providers                     158,797,325
Amounts due to the B notes and B note swap providers                  6,178,622
Amounts due to the M notes and M note swap providers                  5,934,929
Amounts due to the C notes and C note swap providers                  7,944,522
Interest due on start-up loan (from Northern Rock plc)                2,680,392
Principal due on start-up loan                                       18,830,016
To fund issuer reserve fund                                         560,032,893
To fund funding reserve fund                                                  0
To fund Series 05-2,05-3,05-4,06-1,06-2, 06-3 and 07-2 Payment Date   2,672,077

Excess of available revenue receipts over required receipts          18,830,016



Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

o     an insolvency event occurs in relation to the seller;

o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or

o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)37 million. This trigger event is curable.

No arrears trigger event has occurred.


A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (GBP)37 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)74 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc and Granite Mortgages 04-3 plc.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (GBP)1,000,000,000; or

o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

o     the principal balance of mortgages in arrears is greater than 4%

o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

o     debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.




Notes          Granite Mortgages 01-1 plc

-----------------------------------------------------------------------------------------------------------------------------------
                                     ISIN         Brought forward           Repaid             Outstanding                   Rating
                                                                                                                   Moodys/S&P/Fitch

Series 1

A1                          US387413 AA59                      $0               $0                      $0              Aaa/AAA/AAA

A2                          US387413 AB33             $65,000,000      $30,000,000             $35,000,000              Aaa/AAA/AAA

B                           US387413 AC16             $24,500,000       $2,000,000             $22,500,000              Aa2/AA+/AA+

C                           US387413 AD98             $32,500,000       $3,000,000             $29,500,000               Baa1/A-/A-

Series 2

A                            XS0126890390        (GBP)350,000,000           (GBP)0        (GBP)350,000,000              Aaa/AAA/AAA

B                            XS0126890473         (GBP)10,000,000           (GBP)0         (GBP)10,000,000              Aa1/AA+/AA+

C                            XS0126890556         (GBP)15,000,000           (GBP)0         (GBP)15,000,000                 A3/A-/A-
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------
                            Reference Rate       Margin     Pool factor       Expected
                                                                              Maturity

Series 1

A1                                     N/A        0.12%               0            N/A

A2                                   5.39%        0.21%         0.04762         Jan-08

B                                    5.58%        0.40%        0.450000         Jan-08

C                                    6.58%        1.40%         0.43704         Jan-08

Series 2

A                                    6.52%        0.24%         1.00000         Jan-08

B                                    6.68%        0.40%         1.00000         Jan-08

C                                    7.68%        1.40%         1.00000         Jan-08
--------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------------
                                                                                                      % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                      (GBP)25,455,420                                  5.86%

Class C Notes ((GBP) Equivalent)                                      (GBP)35,263,772                                  8.11%
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement                       (GBP)20,000,000                                  0.23%

Balance Brought Forward                                               (GBP)20,000,000                                  0.23%

Drawings this Period                                                           (GBP)0                                  0.00%

Excess Spread this Period                                                (GBP)934,241                                  0.01%

Funding Reserve Fund Top-up this Period*                                -(GBP)934,241                                 -0.01%

Current Balance                                                       (GBP)20,000,000                                  0.23%
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                              (GBP)105,682,559                                  1.20%

Excess spread this period                                              (GBP)9,614,915                                  0.11%

Repayment of start up loan interest                                  -(GBP)11,901,994                                 -0.14%

Funding reserve Balance carried forward                              (GBP)103,395,480                                  1.17%

Funding Reserve %                                                                1.0%                                     NA
----------------------------------------------------------------------------------------------------------------------------





Notes          Granite Mortgages 01-2 plc

-------------------------------------------------------------------------------------------------------------------------------
                                     ISIN        Brought forward       Repaid       Outstanding                   Rating
                                                                                                        Moodys/S&P/Fitch

Series 1

A                            US38741PAA66                     $0           $0                $0              Aaa/AAA/AAA

B                            US38741PAB40                     $0           $0                $0              Aa1/AA+/AA+

C                            US38741PAC23                     $0           $0                $0               Baa1/A-/A-


Series 2

A                            XS0134454510                 (GBP)0       (GBP)0            (GBP)0              Aaa/AAA/AAA

B                            XS0134454866                 (GBP)0       (GBP)0            (GBP)0              Aa1/AA+/AA+

C                            XS0134455590                 (GBP)0       (GBP)0            (GBP)0               Baa1/A-/A-

D                            XS0134456218                 (GBP)0       (GBP)0            (GBP)0            Baa3/BB+/BBB+
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------
                             Reference Rate       Margin      Pool factor       Expected Maturity


Series 1

A                                     5.41%        0.23%                0                  Oct-06

B                                     5.58%        0.40%                0                  Oct-06

C                                     6.56%       1.375%                0                  Oct-06


Series 2

A                                     6.53%        0.25%          0.00000                  Oct-06

B                                     6.70%        0.42%          0.00000                  Oct-06

C                                     7.68%        1.40%          0.00000                  Oct-06

D                                    10.88%        4.60%         0.000000                  Oct-06
-------------------------------------------------------------------------------------------------




Credit Enhancement

---------------------------------------------------------------------------------------------------------------------------
                                                                                                     % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                              (GBP)0                                  0.00%

Class C Notes ((GBP) Equivalent)                                              (GBP)0                                  0.00%

Class D Notes                                                                 (GBP)0                                  0.00%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement                               (GBP)0                                  0.00%

Balance Brought Forward                                                       (GBP)0                                  0.00%

Drawings this Period                                                          (GBP)0                                  0.00%

Excess Spread this Period                                                     (GBP)0                                  0.00%

Funding Reserve Fund Top-up this Period*                                      (GBP)0                                  0.00%

Pay Down of Reserve Fund                                                      (GBP)0                                  0.00%

Current Balance                                                               (GBP)0                                  0.00%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                             (GBP)105,682,559                                  1.20%

Excess spread this period                                             (GBP)9,614,915                                  0.11%

Repayment of start up loan interest                                 -(GBP)11,901,994                                 -0.14%

Funding reserve Balance carried forward                             (GBP)103,395,480                                  1.17%

Funding Reserve %                                                               1.0%                                     NA
---------------------------------------------------------------------------------------------------------------------------




Notes         Granite Mortgages 02-1 plc

-------------------------------------------------------------------------------------------------------------------------------
                                                  ISIN     Brought forward     Repaid     Outstanding                Rating
                                                                                                           Moodys/S&P/Fitch

Series 1

A1                                        US38741NAA19                  $0         $0              $0           Aaa/AAA/AAA

A2                                        US38741NAB91                  $0         $0              $0           Aaa/AAA/AAA

B                                         US38741NAD57                  $0         $0              $0           Aa2/AA+/AA+

C                                         US38741NAC64                  $0         $0              $0          Baa1/A-/BBB+

Series 2

A                                         XS0144804712              (GBP)0     (GBP)0          (GBP)0           Aaa/AAA/AAA

B                                         XS0144805958              (GBP)0     (GBP)0          (GBP)0           Aa1/AA+/AA+

C                                         XS0144806253              (GBP)0     (GBP)0          (GBP)0          Baa1/A-/BBB+

D                                         XS0144806501              (GBP)0     (GBP)0          (GBP)0          Baa3/BB+/BBB

Series 3

A                                         XS0144807657             (euro)0    (euro)0         (euro)0           Aaa/AAA/AAA

B                                         XS0144807491             (euro)0    (euro)0         (euro)0           Aa1/AA+/AA+

C                                         XS0144807814             (euro)0    (euro)0         (euro)0          Baa1/A-/BBB+
-------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------
                                          Reference Rate            Margin    Pool factor    Expected Maturity


Series 1

A1                                                   N/A             0.10%       0.000000                  N/A

A2                                                 5.34%             0.16%              0               Apr 07

B                                                  5.51%             0.33%       0.000000               Apr 07

C                                                  6.48%             1.30%       0.000000               Apr 07

Series 2

A                                                  6.48%             0.20%       0.000000               Apr 07

B                                                  6.63%             0.35%       0.000000               Apr 07

C                                                  7.58%             1.30%       0.000000               Apr 07

D                                                 10.78%             4.50%       0.000000               Oct 06

Series 3

A                                                  5.15%    Fixed to 04/07       0.000000               Apr 07

B                                                  5.00%             0.35%       0.000000               Apr 07

C                                                  5.95%             1.30%       0.000000               Apr 07
--------------------------------------------------------------------------------------------------------------




Credit Enhancement

---------------------------------------------------------------------------------------------------------------------------
                                                                                                     % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                              (GBP)0                                  0.00%

Class C Notes ((GBP) Equivalent)                                              (GBP)0                                  0.00%

Class D Notes                                                                 (GBP)0                                  0.00%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement                               (GBP)0                                  0.00%

Balance Brought Forward                                                       (GBP)0                                  0.00%

Drawings this Period                                                          (GBP)0                                  0.00%

Excess Spread this Perod                                                      (GBP)0                                  0.00%

Funding Reserve Fund Top-up this Period*                                      (GBP)0                                  0.00%

Pay Down of Reserve Fund                                                      (GBP)0                                  0.00%

Current Balance                                                               (GBP)0                                  0.00%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                             (GBP)105,682,559                                  1.20%

Excess spread this period                                             (GBP)9,614,915                                  0.11%

Repayment of start up loan interest                                 -(GBP)11,901,994                                 -0.14%

Funding reserve Balance carried forward                             (GBP)103,395,480                                  1.17%

Funding Reserve %                                                               1.0%                                     NA
---------------------------------------------------------------------------------------------------------------------------





Notes        Granite Mortgages 02-2 plc

---------------------------------------------------------------------------------------------------------------------
                                               ISIN      Brought forward             Repaid          Outstanding


Series 1

A1                                     US38741RAA23                   $0                 $0                   $0

A2                                     US38741RAB06         $230,000,000        $40,000,000         $190,000,000

B                                      US38741RAC88          $47,500,000         $5,000,000          $42,500,000

C                                      US38741RAD61          $70,000,000         $5,000,000          $65,000,000

Series 2

A                                      XS0153568638    (euro)220,000,000  (euro) 40,000,000   (euro) 180,000,000

B                                      XS0153568984     (euro)32,500,000   (euro) 2,750,000    (euro) 29,750,000

C                                      XS0153569289     (euro)42,500,000   (euro) 2,500,000    (euro) 40,000,000

Series 3

A                                      XS0153569792     (GBP)665,000,000             (GBP)0     (GBP)665,000,000

B                                      XS0153569875      (GBP)25,000,000             (GBP)0      (GBP)25,000,000

C                                      XS0153569958      (GBP)33,000,000             (GBP)0      (GBP)33,000,000
---------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------
                                                 Rating   Reference Rate     Margin    Pool factor  Expected Maturity
                                       Moodys/S&P/Fitch

Series 1

A1                                          Aaa/AAA/AAA              N/A      0.11%      0.000000                 N/A

A2                                          Aaa/AAA/AAA            5.36%      0.18%      0.165220              Jan 08

B                                           Aa2/AA+/AA+            5.55%      0.37%      0.708330              Jan 08

C                                            Baa1/A-/A-            6.43%      1.25%      0.738640              Jan 08

Series 2

A                                           Aaa/AAA/AAA            4.84%      0.19%      0.163640              Jan 08

B                                           Aa2/AA+/AA+            5.02%      0.37%      0.725610              Jan 08

C                                            Baa1/A-/A-            5.90%      1.25%      0.754720              Jan 08

Series 3

A                                           Aaa/AAA/AAA            6.47%      0.19%      1.000000              Jan 08

B                                           Aa1/AA+/AA+            6.65%      0.37%      1.000000              Jan 08

C                                              A3/A-/A-            7.53%      1.25%      1.000000              Jan 08
---------------------------------------------------------------------------------------------------------------------




Credit Enhancement

---------------------------------------------------------------------------------------------------------------------------
                                                                                                     % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                     (GBP)71,546,447                                  6.65%

Class C Notes ((GBP) Equivalent)                                    (GBP)100,685,499                                  9.36%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement                      (GBP)39,000,000                                  0.44%

Balance Brought Forward                                              (GBP)39,000,000                                  0.44%

Drawings this Period                                                          (GBP)0                                  0.00%

Excess Spread this Period                                             (GBP)2,318,784                                  0.03%

Funding Reserve Fund Top-up this Period*                             -(GBP)2,318,784                                 -0.03%

Current Balance                                                      (GBP)39,000,000                                  0.44%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                             (GBP)105,682,559                                  1.20%

Excess spread this period                                             (GBP)9,614,915                                  0.11%

Repayment of start up loan interest                                 -(GBP)11,901,994                                 -0.14%

Funding reserve Balance carried forward                             (GBP)103,395,480                                  1.17%

Funding Reserve %                                                               1.0%                                     NA
---------------------------------------------------------------------------------------------------------------------------



Notes        Granite Mortgages 03-1 plc

-----------------------------------------------------------------------------------------------------------------------------------
                                                 ISIN      Brought forward         Repaid          Outstanding               Rating
                                                                                                                   Moodys/S&P/Fitch

Series 1

A1                                       US38741TAA88                   $0                                  $0         P-1/A-1+/F1+

A2                                       US38741TAB61         $152,136,060    $48,713,689         $103,422,371          Aaa/AAA/AAA

A3**                                     US38741TAC45          $37,257,811    $11,929,883          $25,327,928          Aaa/AAA/AAA

B                                        US38741TAD28          $42,000,000             $0          $42,000,000          Aa2/AA+/AA+

C                                        US38741TAE01          $56,000,000             $0          $56,000,000           Baa2/A-/A-

Series 2

A                                        XS0160702113    (euro)900,000,000        (euro)0    (euro)900,000,000          Aaa/AAA/AAA

B                                        XS0160702204     (euro)62,000,000        (euro)0     (euro)62,000,000          Aa2/AA+/AA+

C                                        XS0160702386     (euro)94,500,000        (euro)0     (euro)94,500,000           Baa2/A-/A-

Series 3

A                                        XS0160703434     (GBP)665,000,000         (GBP)0     (GBP)665,000,000          Aaa/AAA/AAA

B                                        XS0160703608      (GBP)31,000,000         (GBP)0      (GBP)31,000,000          Aa2/AA+/AA+

C                                        XS0160703780      (GBP)41,000,000         (GBP)0      (GBP)41,000,000           Baa2/A-/A-
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------
                                         Reference Rate     Margin    Pool factor   Expected maturity


Series 1

A1                                                  N/A     -0.01%       0.000000                 N/A

A2                                                5.37%      0.19%        0.08443              Apr 08

A3**                                                N/A      0.40%        0.08443              Apr 08

B                                                 5.61%      0.43%       1.000000              Apr 08

C                                                 6.63%      1.45%       1.000000              Apr 08

Series 2

A                                                 4.89%      0.24%       1.000000              Apr 08

B                                                 5.08%      0.43%       1.000000              Apr 08

C                                                 6.10%      1.45%       1.000000              Apr 08

Series 3

A                                                 6.52%      0.24%       1.000000              Apr 08

B                                                 6.71%      0.43%       1.000000              Apr 08

C                                                 7.73%      1.45%       1.000000              Apr 08
-----------------------------------------------------------------------------------------------------



** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.



Credit Enhancement

---------------------------------------------------------------------------------------------------------------------------
                                                                                                     % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                     (GBP)97,837,647                                  6.22%

Class C Notes ((GBP) Equivalent)                                    (GBP)137,914,263                                  8.77%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement                      (GBP)45,000,000                                  0.51%

Balance Brought Forward                                              (GBP)45,000,000                                  0.51%

Drawings this Period                                                          (GBP)0                                  0.00%

Excess Spread this Period                                             (GBP)2,774,201                                  0.03%

Funding Reserve Fund Top-up this Period*                             -(GBP)2,774,201                                 -0.03%

Current Balance                                                      (GBP)45,000,000                                  0.51%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                             (GBP)105,682,559                                  1.20%

Excess spread this period                                             (GBP)9,614,915                                  0.11%

Repayment of start up loan interest                                 -(GBP)11,901,994                                 -0.14%

Funding reserve Balance carried forward                             (GBP)103,395,480                                  1.17%

Funding Reserve %                                                               1.0%                                     NA
---------------------------------------------------------------------------------------------------------------------------




Notes      Granite Mortgages 03-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
                                             ISIN     Brought forward              Repaid        Outstanding              Rating
                                                                                                                Moodys/S&P/Fitch

Series 1

A1                                   US38741QAA40                  $0                  $0                 $0         Aaa/AAA/AAA

A2                                   US38741QAB23                  $0                  $0                 $0         Aaa/AAA/AAA

A3                                   US38741QAC06        $477,445,547         $36,580,283       $440,865,264         Aaa/AAA/AAA

B                                    US38741QAD88         $73,049,169          $5,596,784        $67,452,385         Aa1/AA+/AA+

C                                    US38741QAE61         $10,026,356            $768,185         $9,258,171          Baa1/A-/A-

Series 2

A                                    XS0168665718   (euro)286,467,328    (euro)21,948,170   (euro)264,519,158        Aaa/AAA/AAA

B                                    XS0168666013    (euro)69,611,561     (euro)5,333,406   (euro)64,278,155         Aa1/AA+/AA+

M                                    XS0168771748    (euro)49,940,804     (euro)3,826,297   (euro)46,114,507           Aa3/A+/AA

C1                                   XS0168666104    (euro)16,000,000             (euro)0   (euro)16,000,000          Baa1/A-/A-


C2                                   XS0168666443    (euro)62,545,367     (euro)4,792,017   (euro)57,753,350          Baa1/A-/A-

Series 3

A                                    XS0168666526    (GBP)352,280,000           (GBP)0.00   (GBP)352,280,000         Aaa/AAA/AAA


C                                    XS0168666872     (GBP)14,323,366   (GBP)1,097,408.00    (GBP)13,225,958          Baa1/A-/A-
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------
                                     Reference Rate            Margin  Pool factor  Expected maturity


Series 1

A1                                              N/A             0.08%     0.000000                N/A

A2                                            5.34%             0.16%            0             Jul 07

A3                                            5.43%             0.25%     0.881731             Jul 10

B                                             5.67%             0.49%     0.881731             Jul 10

C                                             6.73%             1.55%     0.881731             Jul 10

Series 2

A                                             4.90%             0.25%     0.881731             Jul 10

B                                             5.14%             0.49%     0.881731             Jul 10

M                                             5.40%             0.75%     0.881731             Jul 10

C1                                            5.20%       Fixed until     1.000000             Jul 10
                                                                07/10

C2                                            6.20%             1.55%     0.881731             Jul 10

Series 3

A                                            4.625%       Fixed until     1.000000             Jul 10
                                                                07/10

C                                             7.83%             1.55%     0.881731             Jul 10
-----------------------------------------------------------------------------------------------------




Credit Enhancement

-------------------------------------------------------------------------------------------------------
                                                                                             % of Notes
                                                                                            Outstanding

Class B and M Notes ((GBP) Equivalent)                         (GBP)120,841,538                  11.99%

Class C Notes ((GBP) Equivalent)                                (GBP)71,688,153                   7.11%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement                 (GBP)35,000,000                   0.40%

Balance Brought Forward                                         (GBP)35,000,000                   0.40%

Drawings this Period                                                     (GBP)0                   0.00%

Excess Spread this Period                                        (GBP)1,807,676                   0.02%

Funding Reserve Fund Top-up this Period*                        -(GBP)1,807,676                  -0.02%

Current Balance                                                 (GBP)35,000,000                   0.40%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)105,682,559                   1.20%

Excess spread this period                                        (GBP)9,614,915                   0.11%

Repayment of start up loan interest                            -(GBP)11,901,994                  -0.14%

Funding reserve Balance carried forward                        (GBP)103,395,480                   1.17%

Funding Reserve %                                                          1.0%                      NA

-------------------------------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.


All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.




Notes        Granite Mortgages 03-3 plc

---------------------------------------------------------------------------------------------------------------------
                                                ISIN     Brought forward             Repaid          Outstanding


Series 1

A1                                      US38741UAA51                  $0                 $0                   $0

A2                                      US38741UAB35                  $0                 $0                   $0

A3                                      US38741UAC18        $270,497,714         $8,478,944         $262,018,770

B                                       US38741UAD90         $72,000,000        $13,946,444          $58,053,556

M                                       US38741UAE73         $27,000,000         $5,229,916          $21,770,084

C                                       US38741UAF49         $50,000,000         $9,685,030          $40,314,970

Series 2

A                                       XS0176409927   (euro)346,237,074   (euro)10,853,047    (euro)335,384,027

B                                       XS0176410180    (euro)23,000,000    (euro)4,455,114     (euro)18,544,886

M                                       XS0176410347     (euro)7,500,000    (euro)1,452,755      (euro)6,047,245

C                                       XS0176410420    (euro)55,000,000   (euro)10,653,533     (euro)44,346,467

Series 3

A                                       XS0176410693    (GBP)340,000,000             (GBP)0     (GBP)340,000,000

B                                       XS0176410776     (GBP)28,500,000     (GBP)5,520,467      (GBP)22,979,533

M                                       XS0176410859     (GBP)11,500,000     (GBP)2,227,557       (GBP)9,272,443

C                                       XS0176411071      (GBP)7,500,000     (GBP)1,452,755       (GBP)6,047,245
---------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                  Rating   Reference Rate     Margin   Pool factor   Expected maturity
                                        Moodys/S&P/Fitch

Series 1

A1                                           Aaa/AAA/AAA              N/A      0.08%      0.000000                 N/A

A2                                           Aaa/AAA/AAA            5.30%      0.12%             0              Apr 06

A3                                           Aaa/AAA/AAA            5.38%      0.20%      0.524038              Jan 09

B                                            Aa1/AA+/AA+            5.63%      0.45%      0.806299              Jan 09

M                                              Aa3/A+/AA            5.88%      0.70%      0.806299              Jan 09

C                                           Baa1/A-/BBB+            6.63%      1.45%      0.806299              Jan 09

Series 2

A                                            Aaa/AAA/AAA            4.84%      0.19%      0.524038              Jan 09

B                                            Aa1/AA+/AA+            5.10%      0.45%      0.806299              Jan 09

M                                              Aa3/A+/AA            5.35%      0.70%      0.806299              Jan 09

C                                           Baa1/A-/BBB+            6.10%      1.45%      0.806299              Jan 09

Series 3

A                                            Aaa/AAA/AAA            6.47%      0.19%      1.000000              Jan 09

B                                            Aa1/AA+/AA+            6.73%      0.45%      0.806299              Jan 09

M                                              Aa3/A+/AA            6.98%      0.70%      0.806299              Jan 09

C                                           Baa1/A-/BBB+            7.73%      1.45%      0.806299              Jan 09
----------------------------------------------------------------------------------------------------------------------




Credit Enhancement

-------------------------------------------------------------------------------------------------------
                                                                                             % of Notes
                                                                                            Outstanding

Class B and M Notes ((GBP) Equivalent)                          (GBP)98,914,139                  26.15%

Class C Notes ((GBP) Equivalent)                                (GBP)62,011,393                  16.39%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement                 (GBP)33,400,000                   0.38%

Balance Brought Forward                                         (GBP)33,400,000                   0.38%

Drawings this Period                                                     (GBP)0                   0.00%

Excess Spread this Period                                        (GBP)1,780,013                   0.02%

Funding Reserve Fund Top-up this Period*                        -(GBP)1,780,013                  -0.02%

Current Balance                                                 (GBP)33,400,000                   0.38%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)105,682,559                   1.20%

Excess spread this period                                        (GBP)9,614,915                   0.11%

Repayment of start up loan interest                            -(GBP)11,901,994                  -0.14%

Funding reserve Balance carried forward                        (GBP)103,395,480                   1.17%

Funding Reserve %                                                          1.0%                      NA
-------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes         Granite Mortgages 04-1 plc

-----------------------------------------------------------------------------------------------------------------------------------
                                                  ISIN      Brought forward      Repaid          Outstanding                Rating
                                                                                                                  Moodys/S&P/Fitch

Series 1

A1                                        US38741VAA35                   $0          $0                   $0          P-1/A-1+/F1+

A2                                        US38741VAB18                   $0          $0                   $0           Aaa/AAA/AAA

B                                         US38741VAC90                   $0          $0                   $0           Aa2/AA+/AA+

M                                         US38741VAE56                   $0          $0                   $0             Aa3/A+/AA

C                                         US38741VAD73                   $0          $0                   $0            A2/A-/BBB+

Series 2

A1                                        US38741VAF22         $868,000,000          $0         $868,000,000           Aaa/AAA/AAA

A2                                        XS0184562816    (euro)663,000,000     (euro)0    (euro)663,000,000           Aaa/AAA/AAA

B                                         XS0184563111     (euro)91,000,000     (euro)0     (euro)91,000,000           Aa2/AA+/AA+

M                                         XS0184563541     (euro)45,000,000     (euro)0     (euro)45,000,000              A1/A+/AA

C                                         XS0184563897     (euro)60,000,000     (euro)0     (euro)60,000,000          Baa1/A-/BBB+

Series 3

A                                         XS0184565249     (GBP)444,000,000      (GBP)0     (GBP)444,000,000           Aaa/AAA/AAA

B                                         XS0184566130      (GBP)23,000,000      (GBP)0      (GBP)23,000,000           Aa2/AA+/AA+

M                                         XS0184566569      (GBP)10,000,000      (GBP)0      (GBP)10,000,000              A1/A+/AA

C                                         XS0184567534      (GBP)20,000,000      (GBP)0      (GBP)20,000,000          Baa1/A-/BBB+
-----------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                          Reference Rate      Margin   Pool factor    Expected maturity


Series 1

A1                                                   N/A      -0.04%      0.000000                  N/A

A2                                                 5.66%       0.07%      0.000000               Mar 06

B                                                  5.80%       0.21%      0.000000               Jun 06

M                                                  6.00%       0.41%      0.000000               Jun 06

C                                                  6.49%       0.90%      0.000000               Jun 06

Series 2

A1                                                 5.75%       0.16%      0.732489               Mar 09

A2                                                 4.89%       0.16%      0.736667               Mar 09

B                                                  5.07%       0.34%      1.000000               Mar 09

M                                                  5.30%       0.57%      1.000000               Mar 09

C                                                  5.80%       1.07%      1.000000               Mar 09

Series 3

A                                                  6.55%       0.16%      0.740000               Mar 09

B                                                  6.73%       0.34%      1.000000               Mar 09

M                                                  6.96%       0.57%      1.000000               Mar 09

C                                                  7.46%       1.07%      1.000000               Mar 09
-------------------------------------------------------------------------------------------------------



Credit Enhancement

-------------------------------------------------------------------------------------------------------
                                                                                             % of Notes
                                                                                            Outstanding

Class B and M Notes ((GBP) Equivalent)                         (GBP)126,793,103                   8.11%

Class C Notes ((GBP) Equivalent)                                (GBP)61,379,310                   3.93%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement                 (GBP)60,000,000                   0.68%

Balance Brought Forward                                         (GBP)60,000,000                   0.68%

Drawings this Period                                                     (GBP)0                   0.00%

Excess Spread this Period                                        (GBP)3,186,674                   0.04%

Funding Reserve Fund Top-up this Period*                        -(GBP)3,186,674                  -0.04%

Current Balance                                                 (GBP)60,000,000                   0.68%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)105,682,559                   1.20%

Excess spread this period                                        (GBP)9,614,915                   0.11%

Repayment of start up loan interest                            -(GBP)11,901,994                  -0.14%

Funding reserve Balance carried forward                        (GBP)103,395,480                   1.17%

Funding Reserve %                                                          1.0%                      NA
-------------------------------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes         Granite Mortgages 04-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
                                                  ISIN      Brought forward      Repaid          Outstanding                Rating
                                                                                                                  Moodys/S&P/Fitch

Series 1

A1                                        US38741WAA18                   $0          $0                   $0           Aaa/AAA/AAA

A2                                        US38741WAB90                   $0          $0                   $0           Aaa/AAA/AAA

B                                         US38741WAC73                   $0          $0                   $0            Aa2/AA+/AA

M                                         US38741WAD56                   $0          $0                   $0               A1/A+/A

C                                         US38741WAE30                   $0          $0                   $0            A3/A-/BBB+

Series 2

A1                                        XS0193212825    (euro)888,256,375     (euro)0    (euro)888,256,375           Aaa/AAA/AAA

A2                                        XS0193213807     (GBP)161,373,059      (GBP)0     (GBP)161,373,059           Aaa/AAA/AAA

B                                         XS0193215414     (euro)60,939,842     (euro)0     (euro)60,939,842            Aa3/AA+/AA

M                                         XS0193216578     (euro)35,430,141     (euro)0     (euro)35,430,141               A2/A+/A

C                                         XS0193217030     (euro)58,814,033     (euro)0     (euro)58,814,033          Baa2/A-/BBB+

Series 3

A                                         XS0193218350     (GBP)752,100,000      (GBP)0     (GBP)752,100,000           Aaa/AAA/AAA

B                                         XS0193218863      (GBP)38,900,000      (GBP)0      (GBP)38,900,000            Aa2/AA+/AA

M                                         XS0193219754      (GBP)26,500,000      (GBP)0      (GBP)26,500,000               A1/A+/A

C                                         XS0193220927      (GBP)48,500,000      (GBP)0      (GBP)48,500,000          Baa1/A-/BBB+
-----------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                          Reference Rate      Margin   Pool factor    Expected maturity


Series 1

A1                                                   N/A       0.04%      0.000000                  N/A

A2                                                 5.66%       0.07%      0.000000               Sep 06

B                                                  5.76%       0.17%      0.000000               Sep 06

M                                                  5.87%       0.28%      0.000000               Sep 06

C                                                  6.29%       0.70%      0.000000               Sep 06

Series 2

A1                                                 4.87%       0.14%      0.662878               Dec 10

A2                                                 6.53%       0.14%      0.661365               Dec 10

B                                                  5.00%       0.27%      0.662390               Dec 10

M                                                  5.13%       0.40%      0.662246               Dec 10

C                                                  5.53%       0.80%      0.660832               Dec 10

Series 3

A                                                  6.55%       0.16%      1.000000               Jun 11

B                                                  6.71%       0.32%      1.000000               Jun 11

M                                                  6.86%       0.47%      1.000000               Jun 11

C                                                  7.24%       0.85%      1.000000               Jun 11
-------------------------------------------------------------------------------------------------------




Credit Enhancement

-------------------------------------------------------------------------------------------------------
                                                                                             % of Notes
                                                                                            Outstanding

Class B and M Notes ((GBP) Equivalent)                         (GBP)130,957,812                   7.54%

Class C Notes ((GBP) Equivalent)                                (GBP)88,509,546                   5.09%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement                 (GBP)44,900,000                   0.51%

Balance Brought Forward                                         (GBP)44,900,000                   0.51%

Drawings this Period                                                     (GBP)0                   0.00%

Excess Spread this Period                                        (GBP)3,343,768                   0.04%

Funding Reserve Fund Top-up this Period*                        -(GBP)3,343,768                  -0.04%

Current Balance                                                 (GBP)44,900,000                   0.51%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)105,682,559                   1.20%

Excess spread this period                                        (GBP)9,614,915                   0.11%

Repayment of start up loan interest                            -(GBP)11,901,994                  -0.14%

Funding reserve Balance carried forward                        (GBP)103,395,480                   1.17%

Funding Reserve %                                                          1.0%                      NA
-------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes       Granite Mortgages 04-3 plc

-------------------------------------------------------------------------------------------------------------------------------
                                               ISIN     Brought forward     Repaid          Outstanding              Rating
                                                                                                           Moodys/S&P/Fitch

Series 1

A1                                     US38741SAA06                  $0         $0                   $0         Aaa/AAA/AAA

A2                                     XS0201482766            (euro) 0   (euro) 0             (euro) 0         Aaa/AAA/AAA

A3                                     US38741SAB88                  $0         $0                   $0         Aaa/AAA/AAA

B                                      US38741SAC61                  $0         $0                   $0          Aa3/AA+/AA

M                                      US38741SAD45                  $0         $0                   $0             A2/A+/A

C                                      US38741SAE28                  $0         $0                   $0        Baa2/A-/BBB+

Series 2

A1                                     US38741SAF92        $533,162,375         $0         $533,162,375         Aaa/AAA/AAA

A2                                     XS0201483228   (euro)597,743,974    (euro)0    (euro)597,743,974         Aaa/AAA/AAA

B                                      XS0201483657    (euro)55,579,768    (euro)0     (euro)55,579,768          Aa1/AA+/AA

M                                      XS0201484036    (euro)43,253,610    (euro)0     (euro)43,253,610            Aa3/A+/A

C                                      XS0201485355   (euro)103,875,898    (euro)0    (euro)103,875,898        Baa2/A-/BBB+

Series 3

A1                                     XS0201486320    (GBP)411,250,000     (GBP)0     (GBP)411,250,000         Aaa/AAA/AAA

A2                                     XS0201565628    (GBP)600,000,000     (GBP)0     (GBP)600,000,000         Aaa/AAA/AAA


B                                      XS0201486833     (GBP)54,350,000     (GBP)0      (GBP)54,350,000          Aa1/AA+/AA

M                                      XS0201487211     (GBP)42,250,000     (GBP)0      (GBP)42,250,000            Aa3/A+/A

C                                      XS0201487567     (GBP)99,450,000     (GBP)0      (GBP)99,450,000        Baa1/A-/BBB+
-------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                       Reference Rate               Margin  Pool factor  Expected  maturity


Series 1

A1                                                N/A                0.06%     0.000000                 N/A

A2                                              4.80%                0.07%     0.000000              Dec 05

A3                                              5.69%                0.10%     0.000000              Mar 07

B                                               5.75%                0.16%     0.000000              Mar 07

M                                               5.86%                0.27%     0.000000              Mar 07

C                                               6.18%                0.59%     0.000000              Mar 07

Series 2

A1                                              5.73%                0.14%     0.747040              Mar 10

A2                                              4.87%                0.14%     0.747040              Mar 10

B                                               5.01%                0.28%     0.747040              Mar 10

M                                               5.10%                0.37%     0.747040              Mar 10

C                                               5.53%                0.80%     0.747040              Mar 10

Series 3

A1                                              6.57%                0.18%     1.000000             Sept 11

A2                                             5.515%          Fixed until     1.000000             Sept 11
                                                                   09/2011

B                                               6.74%                0.35%     1.000000             Sept 11

M                                               6.84%                0.45%     1.000000             Sept 11

C                                               7.27%                0.88%     1.000000             Sept 11
-----------------------------------------------------------------------------------------------------------




Credit Enhancement

-------------------------------------------------------------------------------------------------------
                                                                                             % of Notes
                                                                                            Outstanding

Class B and M Notes ((GBP) Equivalent)                         (GBP)164,063,057                   8.00%

Class C Notes ((GBP) Equivalent)                               (GBP)170,355,050                   8.31%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement                 (GBP)48,000,000                   0.54%

Balance Brought Forward                                         (GBP)48,000,000                   0.54%

Drawings this Period                                                     (GBP)0                   0.00%

Excess Spread this Period                                        (GBP)3,649,668                   0.04%

Funding Reserve Fund Top-up this Period*                            (3,649,668)                  -0.04%

Current Balance                                                 (GBP)48,000,000                   0.54%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)105,682,559                   1.20%

Excess spread this period                                        (GBP)9,614,915                   0.11%

Repayment of start up loan interest                            -(GBP)11,901,994                  -0.14%

Funding reserve Balance carried forward                        (GBP)103,395,480                   1.17%

Funding Reserve %                                                          1.0%                      NA
-------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes    Granite Master Issuer plc - Series 2005-1

-----------------------------------------------------------------------------------------------------------------------------------
                                                  ISIN      Brought forward     Repaid           Outstanding              Rating
                                                                                                                Moodys/S&P/Fitch


A1                                        US38741YAA73                   $0         $0                    $0         Aaa/AAA/AAA

A2                                        XS0210928866             (euro) 0    (euro)0              (euro) 0         Aaa/AAA/AAA

A3                                        US38741YAB56         $275,000,000         $0          $275,000,000         Aaa/AAA/AAA

A4                                        US38741YAC30       $1,100,000,000         $0        $1,100,000,000         Aaa/AAA/AAA

A5                                        XS0210929161  (euro)1,500,000,000    (euro)0   (euro)1,500,000,000         Aaa/AAA/AAA

A6                                        XS0210925847     (GBP)750,000,000     (GBP)0      (GBP)750,000,000         Aaa/AAA/AAA

B1                                        US38741YAD13                   $0         $0                    $0           Aa3/AA/AA

B2                                        XS0210929591    (euro) 80,000,000    (euro)0     (euro) 80,000,000           Aa3/AA/AA

B3                                        XS0210925920      (GBP)55,000,000     (GBP)0       (GBP)55,000,000           Aa3/AA/AA

M1                                        US38741YAE95                   $0         $0                    $0              A2/A/A

M2                                        XS0210929757    (euro) 79,000,000    (euro)0     (euro) 79,000,000              A2/A/A

M3                                        XS0210926225      (GBP)55,000,000     (GBP)0       (GBP)55,000,000              A2/A/A

C2                                        XS0210929914   (euro) 139,000,000    (euro)0    (euro) 139,000,000        Baa2/BBB/BBB

C3                                        XS0210926571      (GBP)60,000,000     (GBP)0       (GBP)60,000,000        Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                              Reference      Margin     Pool factor         Expected
                                                   Rate                                     maturity


A1                                               5.038%      0.04%      0.000000            Sept 06

A2                                                4.77%      0.04%      0.000000            Sept 06

A3                                                5.67%      0.08%      0.250000             Dec 07

A4                                                5.69%      0.10%      1.000000             Mar 10

A5                                                4.82%      0.09%      1.000000             Mar 10

A6                                                6.51%      0.12%      1.000000             Mar 10

B1                                                5.72%      0.13%      0.000000             Dec 06

B2                                                4.92%      0.19%      1.000000             Mar 10

B3                                                6.58%      0.19%      1.000000             Mar 10

M1                                                5.82%      0.23%      0.000000             Dec 06

M2                                                5.01%      0.28%      1.000000             Mar 10

M3                                                6.67%      0.28%      1.000000             Mar 10

C2                                               5.291%      0.56%      1.000000             Mar 10

C3                                                6.95%      0.56%      1.000000             Mar 10
---------------------------------------------------------------------------------------------------


All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes     Granite Master Issuer plc - Series 2005-2

-----------------------------------------------------------------------------------------------------------------------------------
                                                     ISIN      Brought forward     Repaid           Outstanding              Rating
                                                                                                                   Moodys/S&P/Fitch

A1                                           US38741YAF60                   $0         $0                  $0          Aaa/AAA/AAA

A2                                           XS0220176084               (GBP)0     (GBP)0              (GBP)0          Aaa/AAA/AAA

A3                                           XS0220174469              (euro)0    (euro)0             (euro)0          Aaa/AAA/AAA

A4                                           US38741YAG44         $438,420,392         $0        $438,420,392          Aaa/AAA/AAA

A5                                           XS0220174543    (euro)800,000,000    (euro)0   (euro)800,000,000          Aaa/AAA/AAA

A6                                           US38741YAH27       $1,250,000,000         $0      $1,250,000,000          Aaa/AAA/AAA

A7                                           XS0220172257     (GBP)530,200,000     (GBP)0    (GBP)530,200,000          Aaa/AAA/AAA

A8                                           XS0220486277     (GBP)250,000,000     (GBP)0    (GBP)250,000,000          Aaa/AAA/AAA

B1                                           US38741YAJ82                   $0         $0                  $0            Aa3/AA/AA

B2                                           XS0220173909     (euro)62,000,000    (euro)0    (euro)62,000,000            Aa3/AA/AA

B3                                           XS0220175862      (GBP)35,100,000     (GBP)0     (GBP)35,100,000            Aa3/AA/AA

M1                                           US38741YAK55                   $0         $0                  $0               A2/A/A

M2                                           XS0220172927     (euro)70,000,000    (euro)0    (euro)70,000,000               A2/A/A

M3                                           XS0220174972      (GBP)28,100,000     (GBP)0     (GBP)28,100,000               A2/A/A

C1                                           US38741YAL39          $90,000,000         $0         $90,000,000         Baa2/BBB/BBB

C2                                           XS0220173651    (euro)131,700,000    (euro)0   (euro)131,700,000         Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                              Reference     Margin    Pool factor           Expected
                                                   Rate                                    maturity

A1                                                5.04%     0.04%      0.000000              Feb 07

A2                                                6.70%     0.05%      0.000000              Feb 07

A3                                                4.62%     0.05%      0.000000              Feb 07

A4                                                5.59%     0.08%      0.548025              Feb 08

A5                                                4.71%     0.14%      1.000000              May 10

A6                                                5.64%     0.13%      1.000000              May 10

A7                                                6.81%     0.16%      1.000000              May 12

A8                                                6.81%     0.16%      1.000000              May 12

B1                                                5.65%     0.14%      0.000000              May 07

B2                                                4.77%     0.20%      1.000000              May 10

B3                                                6.85%     0.20%      1.000000              May 10

M1                                                5.75%     0.24%      0.000000              May 07

M2                                                4.87%     0.30%      1.000000              May 10

M3                                              6.9663%     0.32%      1.000000              May 10

C1                                                6.01%     0.50%      1.000000              May 08

C2                                                5.12%     0.55%      1.000000              May 10
---------------------------------------------------------------------------------------------------


Notes      Granite Master Issuer plc - Series 2005-3

----------------------------------------------------------------------------------------------------------------------------
                                                ISIN    Brought forward     Repaid       Outstanding                Rating
                                                                                                          Moodys/S&P/Fitch

A1                                      US38741YAM12     $1,000,000,000         $0    $1,000,000,000           Aaa/AAA/AAA
----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                   Reference Rate      Margin   Pool factor   Expected maturity


A1                                          5.00%       0.00%      1.000000              Aug 10
-----------------------------------------------------------------------------------------------





Notes    Granite Master Issuer plc - Series 2005-4

-----------------------------------------------------------------------------------------------------------------------------------
                                                    ISIN      Brought forward     Repaid           Outstanding              Rating
                                                                                                                  Moodys/S&P/Fitch

A1                                          US38741YAN94                   $0         $0                    $0         Aaa/AAA/AAA

A2                                          XS0229614036              (euro)0    (euro)0               (euro)0         Aaa/AAA/AAA

A3                                          US38741YAP43         $851,798,505         $0          $851,798,505         Aaa/AAA/AAA

A5                                          XS0229614200  (euro)1,357,300,000    (euro)0   (euro)1,357,300,000         Aaa/AAA/AAA

A6                                          XS0229614465     (GBP)815,400,000     (GBP)0      (GBP)815,400,000         Aaa/AAA/AAA

B1                                          US38741YAR09                   $0         $0                    $0           Aa3/AA/AA

B2                                          US38741YAS81          $38,500,000         $0           $38,500,000           Aa3/AA/AA

B3                                          XS0229614549      (GBP)19,000,000     (GBP)0       (GBP)19,000,000           Aa3/AA/AA

B4                                          XS0229614895     (euro)56,900,000    (euro)0      (euro)56,900,000           Aa3/AA/AA

M1                                          US38741YAT64                   $0         $0                    $0              A2/A/A

M2                                          US38741YAU38          $36,300,000         $0           $36,300,000              A2/A/A

M3                                          XS0229614978      (GBP)30,000,000     (GBP)0       (GBP)30,000,000              A2/A/A

M4                                          XS0229615272     (euro)51,000,000    (euro)0      (euro)51,000,000              A2/A/A

C1                                          US38741YAV11                   $0         $0                    $0        Baa2/BBB/BBB

C2                                          US38741YAW93          $44,600,000         $0           $44,600,000        Baa2/BBB/BBB

C3                                          XS0229615439      (GBP)10,000,000     (GBP)0       (GBP)10,000,000        Baa2/BBB/BBB

C4                                          XS0229615603     (euro)76,100,000    (euro)0      (euro)76,100,000        Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                 Reference     Margin   Pool factor           Expected
                                                      Rate                                    maturity

A1                                                   5.03%      0.03%      0.000000             May 07

A2                                                  4.614%      0.04%      0.000000             May 07

A3                                                   5.58%      0.07%      0.854705             Aug 08

A5                                                   4.67%      0.10%      1.000000             Aug 10

A6                                                   6.77%      0.12%      1.000000             Aug 12

B1                                                   5.63%      0.12%      0.000000             Aug 07

B2                                                   5.69%      0.18%      1.000000             Nov 08

B3                                                   6.83%      0.18%      1.000000             Aug 10

B4                                                   4.75%      0.18%      1.000000             Aug 10

M1                                                   5.73%      0.22%      0.000000             Aug 07

M2                                                   5.79%      0.28%      1.000000             Nov 08

M3                                                   6.93%      0.28%      1.000000             Aug 10

M4                                                   4.85%      0.28%      1.000000             Aug 10

C1                                                   5.94%      0.43%      0.000000             Aug 07

C2                                                   6.06%      0.55%      1.000000             Nov 08

C3                                                   7.20%      0.55%      1.000000             Aug 10

C4                                                   5.12%      0.55%      1.000000             Aug 10
------------------------------------------------------------------------------------------------------







Notes    Granite Master Issuer plc - Series 2006-1

-----------------------------------------------------------------------------------------------------------------------------------
                                   ISIN             ISIN      Brought forward     Repaid           Outstanding              Rating
                                  Reg S             144A                                                          Moodys/S&P/Fitch

A1                          USG4144BE89     US38741YBG35         $776,100,000         $0          $776,100,000         Aaa/AAA/AAA

A2                         XS0240602176     XS0240670413     (euro)52,966,820    (euro)0      (euro)52,966,820         Aaa/AAA/AAA

A3                         XS0240602507     XS0240670504      (GBP)12,155,323     (GBP)0       (GBP)12,155,323         Aaa/AAA/AAA

A4                         USG41441BF54     US38741YBH18          $68,373,692         $0           $68,373,692         Aaa/AAA/AAA

A5                         USG41441BG38     US38741YBJ73       $1,552,200,000         $0        $1,552,200,000         Aaa/AAA/AAA

A6                         XS0240602929     XS0240670686  (euro)1,900,000,000    (euro)0   (euro)1,900,000,000         Aaa/AAA/AAA

A7                         XS0240603067     XS0240670843     (GBP)400,000,000     (GBP)0      (GBP)400,000,000         Aaa/AAA/AAA

A8                          XS024063653     XS0240671148     (GBP)950,000,000     (GBP)0      (GBP)950,000,000         Aaa/AAA/AAA

B1                         USG41441BH11     US38741YBK47          $91,200,000         $0           $91,200,000           Aa3/AA/AA

B2                         USG41441BJ76     US38741YBL20          $84,100,000         $0           $84,100,000           Aa3/AA/AA

B3                         XS0240606169     XS0240671494      (GBP)25,000,000     (GBP)0       (GBP)25,000,000           Aa3/AA/AA

B4                         XS0240606755     XS0240671650     (euro)94,500,000    (euro)0      (euro)94,500,000           Aa3/AA/AA

M1                         USG41441BK40     US38741YBM03          $81,400,000         $0           $81,400,000              A2/A/A

M2                         USG41441BL23     US38741YBN85          $79,200,000         $0           $79,200,000              A2/A/A

M3                         XS0240607480     XS0240671734      (GBP)33,500,000     (GBP)0       (GBP)33,500,000              A2/A/A

M4                         XS0240607720     XS0240671817     (euro)97,700,000    (euro)0      (euro)97,700,000              A2/A/A

C2                         USG41441BM06     US38741YBP34         $132,400,000         $0          $132,400,000        Baa2/BBB/BBB

C3                         XS0240608371     XS0240671908      (GBP)44,200,000     (GBP)0       (GBP)44,200,000        Baa2/BBB/BBB

C4                         XS0240608702     XS0240672039    (euro)129,000,000    (euro)0     (euro)129,000,000        Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------
                            Reference     Margin   Pool factor           Expected
                                 Rate                                    maturity

A1                              4.97%     -0.03%      1.000000             Nov 09

A2                              4.61%      0.04%      0.060777             Nov 07

A3                              6.69%      0.04%      0.060777             Nov 07

A4                              5.04%      0.04%      0.060777             Nov 07

A5                              5.58%      0.07%      1.000000             Nov 09

A6                              4.67%      0.10%      1.000000             Feb 11

A7                              6.77%      0.12%      1.000000             Feb 13

A8                              6.77%      0.12%      1.000000             Feb 13

B1                              5.64%      0.13%      1.000000             Nov 07

B2                              5.68%      0.17%      1.000000             May 10

B3                              6.83%      0.18%      1.000000             Feb 11

B4                              4.75%      0.18%      1.000000             Feb 11

M1                              5.74%      0.23%      1.000000             Nov 07

M2                              5.80%      0.29%      1.000000             May 10

M3                              6.95%      0.30%      1.000000             Feb 11

M4                              4.87%      0.30%      1.000000             Feb 11

C2                              6.11%      0.60%      1.000000             May 10

C3                              7.25%      0.60%      1.000000             Feb 11

C4                              5.17%      0.60%      1.000000             Feb 11
---------------------------------------------------------------------------------






Notes          Granite Master Issuer plc - Series 2006-2

-----------------------------------------------------------------------------------------------------------------------------------
                                               ISIN     Brought forward            Repaid          Outstanding              Rating
                                                                                                                  Moodys/S&P/Fitch

A1                                     US38741YBQ17        $214,780,153      $113,515,514         $101,264,639         Aaa/AAA/AAA

A2                                     XS0252419832    (euro)79,548,205  (euro)42,042,783     (euro)37,505,422         Aaa/AAA/AAA

A3                                     XS0252425995     (GBP)18,561,248    (GBP)9,809,983       (GBP)8,751,265         Aaa/AAA/AAA

A4                                     US38741YBR99      $1,275,000,000                $0       $1,275,000,000         Aaa/AAA/AAA

A5                                     XS0252421499 (euro)1,360,000,000           (euro)0  (euro)1,360,000,000         Aaa/AAA/AAA

A6                                     XS0252427009    (GBP)500,000,000            (GBP)0     (GBP)500,000,000         Aaa/AAA/AAA

B1                                     US38741YBS72         $29,000,000                $0          $29,000,000           Aa3/AA/AA

B2                                     US38741YBT55         $36,000,000                $0          $36,000,000           Aa3/AA/AA

B3                                     XS0252428072    (euro)37,500,000           (euro)0     (euro)37,500,000           Aa3/AA/AA

M1                                     US38741YBU29         $25,000,000                $0          $25,000,000              A2/A/A

M2                                     US38741YBV02         $25,000,000                $0          $25,000,000              A2/A/A

M3                                     XS0252429047    (euro)35,000,000           (euro)0     (euro)35,000,000              A2/A/A

M4                                     XS0252423198     (GBP)10,000,000            (GBP)0      (GBP)10,000,000              A2/A/A

C2                                     US38741YBW84         $75,000,000                $0          $75,000,000        Baa2/BBB/BBB

C3                                     XS0252430136    (euro)55,000,000           (euro)0     (euro)55,000,000        Baa2/BBB/BBB

C4                                     XS0252423941     (GBP)12,000,000            (GBP)0      (GBP)12,000,000        Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                                         Reference    Margin    Pool factor          Expected
                                              Rate                                   maturity

A1                                           5.01%     0.01%     0.125018             Jan 08

A2                                          4.683%     0.03%     0.125018             Jan 08

A3                                           6.31%     0.03%     0.125018             Jan 08

A4                                           5.22%     0.04%     1.000000             Jul 10

A5                                           4.75%     0.10%     1.000000             Oct 11

A6                                           6.39%     0.11%     1.000000             Jul 13

B1                                           5.26%     0.08%     1.000000             Apr 08

B2                                           5.32%     0.14%     1.000000             Jul 11

B3                                           4.79%     0.14%     1.000000             Jul 11

M1                                           5.36%     0.18%     1.000000             Apr 08

M2                                           5.41%     0.23%     1.000000             Jul 11

M3                                           4.88%     0.23%     1.000000             Jul 11

M4                                           6.51%     0.23%     1.000000             Jul 11

C2                                           5.65%     0.47%     1.000000             Jul 11

C3                                           5.12%     0.47%     1.000000             Jul 11

C4                                           6.75%     0.47%     1.000000             Jul 11
--------------------------------------------------------------------------------------------





Notes         Granite Master Issuer plc - Series 2006-3

-----------------------------------------------------------------------------------------------------------------------------------
                                               ISIN      Brought forward             Repaid         Outstanding              Rating
                                                                                                                   Moodys/S&P/Fitch

A1                                     US38741YBX67         $486,980,000       $131,110,000        $355,870,000         Aaa/AAA/AAA

A2                                     XS0267966959   (euro) 404,193,400  (euro)108,821,300   (euro)295,372,100         Aaa/AAA/AAA

A3                                     US38741YBZ16       $1,800,000,000                 $0      $1,800,000,000         Aaa/AAA/AAA

A4                                     US38741YCA55       $1,000,000,000                 $0      $1,000,000,000         Aaa/AAA/AAA

A5                                     XS0267967924  (euro)1,250,000,000            (euro)0 (euro)1,250,000,000         Aaa/AAA/AAA

A6                                     XS0267968658     (GBP)700,000,000             (GBP)0    (GBP)700,000,000         Aaa/AAA/AAA

A7                                     US38741YCD94       $1,750,000,000                 $0      $1,750,000,000         Aaa/AAA/AAA

B1                                     US38741YCE77          $70,000,000                 $0         $70,000,000           Aa3/AA/AA

B2                                     US38741YCF43         $182,000,000                 $0        $182,000,000           Aa3/AA/AA

B3                                     XS0268037131    (euro) 30,000,000            (euro)0    (euro)30,000,000           Aa3/AA/AA

M1                                     US38741YCJ64          $90,000,000                 $0         $90,000,000              A2/A/A

M2                                     US38741YCK38         $100,000,000                 $0        $100,000,000              A2/A/A

M3                                     XS0268038451    (euro) 47,000,000            (euro)0    (euro)47,000,000              A2/A/A

M4                                     XS0268038964      (GBP)10,000,000             (GBP)0     (GBP)10,000,000              A2/A/A

C2                                     US38741YCP25          $60,000,000                 $0         $60,000,000        Baa2/BBB/BBB

C3                                     XS0268039699   (euro) 137,000,000            (euro)0   (euro)137,000,000        Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                             Reference    Margin   Pool factor          Expected
                                                  Rate                                  maturity

A1                                               5.02%     0.02%      0.355870            Apr 08

A2                                              4.693%     0.04%      0.355870            Jul 08

A3                                               5.22%     0.04%      1.000000            Apr 10

A4                                               5.16%    -0.02%      1.000000            Oct 12

A5                                               4.76%     0.11%      1.000000            Oct 12

A6                                               6.39%     0.11%      1.000000            Oct 12

A7                                               5.28%     0.10%      1.000000            Oct 12

B1                                               5.27%     0.09%      1.000000            Oct 08

B2                                               5.35%     0.17%      1.000000            Oct 12

B3                                               4.81%     0.16%      1.000000            Oct 12

M1                                               5.36%     0.18%      1.000000            Oct 08

M2                                               5.46%     0.28%      1.000000            Oct 12

M3                                               4.92%     0.27%      1.000000            Oct 12

M4                                               6.55%     0.27%      1.000000            Oct 12

C2                                               5.68%     0.50%      1.000000            Oct 12

C3                                               5.15%     0.50%      1.000000            Oct 12
-----------------------------------------------------------------------------------------------------------------------------------



Notes    Granite Master Issuer plc - Series 2006-4

-----------------------------------------------------------------------------------------------------------------------------------
                                                    ISIN      Brought forward     Repaid           Outstanding              Rating
                                                                                                                  Moodys/S&P/Fitch

A1                                          US38741YCS63         $335,742,427         $0          $335,742,427          Aaa/AAA/AAA

A2                                          XS0275943958   (euro) 103,305,363    (euro)0    (euro) 103,305,363          Aaa/AAA/AAA

A3                                          XS0275944097     (GBP)180,784,384     (GBP)0      (GBP)180,784,384          Aaa/AAA/AAA

A4                                          US38741YDB20         $704,300,000         $0          $704,300,000          Aaa/AAA/AAA

A5                                          CA38741YDD81      CAD 350,000,000      CAD 0       CAD 350,000,000          Aaa/AAA/AAA

A6                                          US38741YDC03       $1,130,000,000         $0        $1,130,000,000          Aaa/AAA/AAA

A7                                          XS0275944766  (euro)1,135,000,000    (euro)0   (euro)1,135,000,000          Aaa/AAA/AAA

A8                                          XS0276823167     (GBP)300,000,000     (GBP)0      (GBP)300,000,000          Aaa/AAA/AAA

B1                                          US38741YCV92          $60,600,000         $0           $60,600,000            Aa3/AA/AA

B3                                          XS0275945730    (euro) 62,500,000    (euro)0     (euro) 62,500,000            Aa3/AA/AA

M1                                          US38741YCX58          $47,800,000         $0           $47,800,000               A2/A/A

M2                                          US38741YCY32          $10,000,000         $0           $10,000,000               A2/A/A

M3                                          XS0275946621    (euro) 84,400,000    (euro)0     (euro) 84,400,000               A2/A/A

C1                                          US38741YCZ07          $32,600,000         $0           $32,600,000         Baa2/BBB/BBB

C2                                          US38741YDA47          $15,000,000         $0           $15,000,000         Baa2/BBB/BBB

C3                                          XS0275947512    (euro) 62,800,000    (euro)0     (euro) 62,800,000         Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
                                            Reference     Margin   Pool factor           Expected
                                                 Rate                                    maturity

A1                                               5.03%     0.03%      0.516527             Dec-11

A2                                              4.771%     0.04%      0.516527             Dec-11

A3                                               6.43%     0.04%      0.516527             Dec-11

A4                                               5.64%     0.05%      1.000000             Dec-11

A5                                               4.86%     0.07%      1.000000             Dec-11

A6                                               5.68%     0.09%      1.000000             Dec-11

A7                                               4.84%     0.11%      1.000000             Dec-11

A8                                               6.50%     0.11%      1.000000             Dec-11

B1                                               5.68%     0.09%      1.000000             Dec-11

B3                                               4.92%     0.19%      1.000000             Dec-11

M1                                               5.76%     0.17%      1.000000             Dec-11

M2                                               5.88%     0.29%      1.000000             Dec-11

M3                                               5.02%     0.29%      1.000000             Dec-11

C1                                               5.97%     0.38%      1.000000             Dec-11

C2                                               6.07%     0.48%      1.000000             Dec-11

C3                                               5.21%     0.48%      1.000000             Dec-11
-------------------------------------------------------------------------------------------------




Notes    Granite Master Issuer plc - Series 2007-1

-----------------------------------------------------------------------------------------------------------------------------------
                                                    ISIN      Brought forward     Repaid           Outstanding              Rating
                                                                                                                  Moodys/S&P/Fitch

1A1                                         US38741YDE68         $819,553,579         $0          $819,553,579         Aaa/AAA/AAA

1A3                                         XS0284070504     (GBP)273,184,526     (GBP)0      (GBP)273,184,526         Aaa/AAA/AAA

2A1                                         US38741YDF34       $1,450,000,000         $0        $1,450,000,000         Aaa/AAA/AAA

3A1                                         US38741YDG17       $1,500,000,000         $0        $1,500,000,000         Aaa/AAA/AAA

3A2                                         XS0284071908  (euro)1,650,000,000    (euro)0   (euro)1,650,000,000         Aaa/AAA/AAA

4A1                                         US38741YDH99       $1,000,000,000         $0        $1,000,000,000         Aaa/AAA/AAA

5A1                                         XS0284076295     (GBP)650,000,000     (GBP)0      (GBP)650,000,000         Aaa/AAA/AAA

6A1                                         XS0284077186     (GBP)500,000,000     (GBP)0      (GBP)500,000,000         Aaa/AAA/AAA

1B1                                         US38741YDJ55          $84,000,000         $0           $84,000,000           Aa3/AA/AA

2B1                                         US38741YDK29          $80,000,000         $0           $80,000,000           Aa3/AA/AA

3B1                                         XS0284072468   (euro) 167,000,000    (euro)0    (euro) 167,000,000           Aa3/AA/AA

3B2                                         XS0284073193      (GBP)25,000,000     (GBP)0       (GBP)25,000,000           Aa3/AA/AA

1M1                                         US38741YDL02          $84,000,000         $0           $84,000,000              A2/A/A

2M1                                         US38741YDM84          $80,000,000         $0           $80,000,000              A2/A/A

3M1                                         XS0284073607   (euro) 131,000,000    (euro)0     (euro)131,000,000              A2/A/A

3M2                                         XS0284074167      (GBP)40,000,000     (GBP)0       (GBP)40,000,000              A2/A/A

1C1                                         US38741YDN67          $94,600,000         $0           $94,600,000        Baa2/BBB/BBB

2C1                                         US38741YDP16          $30,000,000         $0           $30,000,000        Baa2/BBB/BBB

2C2                                         XS0284071221    (euro) 30,000,000    (euro)0     (euro) 30,000,000        Baa2/BBB/BBB

3C1                                         XS0284081618   (euro) 265,000,000    (euro)0    (euro) 265,000,000        Baa2/BBB/BBB

3C2                                         XS0284075560      (GBP)36,000,000     (GBP)0       (GBP)36,000,000        Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                           Reference       Margin   Pool factor           Expected
                                                Rate                                      maturity

1A1                                             5.03%     0.03000%     0.607077             Jun-10

1A3                                             6.42%     0.03000%     0.607077             Jun-10

2A1                                             5.66%     0.07000%     1.000000             Jun-10

3A1                                             5.69%     0.10000%     1.000000             Jun-12

3A2                                             4.83%     0.10000%     1.000000             Jun-12

4A1                                             5.70%     0.11000%     1.000000             Jun-12

5A1                                             6.50%     0.11000%     1.000000             Jun-12

6A1                                             5.60%     0.00000%     1.000000             Dec-13

1B1                                             5.66%     0.07000%     1.000000             Jun-10

2B1                                             5.71%     0.12000%     1.000000             Jun-10

3B1                                             4.90%     0.17000%     1.000000             Jun-12

3B2                                             6.56%     0.17000%     1.000000             Jun-12

1M1                                             5.74%     0.15000%     1.000000             Jun-10

2M1                                             5.84%     0.25000%     1.000000             Jun-10

3M1                                             5.00%     0.27000%     1.000000             Jun-12

3M2                                             6.66%     0.27000%     1.000000             Jun-12

1C1                                             5.89%     0.30000%     1.000000             Jun-10

2C1                                             6.02%     0.43000%     1.000000             Jun-10

2C2                                             5.18%     0.45000%     1.000000             Jun-10

3C1                                             5.23%     0.50000%     1.000000             Jun-12

3C2                                             6.89%     0.50000%     1.000000             Jun-12
--------------------------------------------------------------------------------------------------



Notes               Granite Master Issuer plc - Series 2007-2

-----------------------------------------------------------------------------------------------------------------------------------
                                                ISIN     Brought forward           Repaid         Outstanding             Rating
                                                                                                                Moodys/S&P/Fitch

Series 07-2 1A1                         US38741YDQ98      $1,060,000,000     $214,707,307        $845,292,693        Aaa/AAA/AAA

Series 07-2 1A2                         XS0298974337   (euro)325,000,000 (euro)65,830,071   (euro)259,169,929        Aaa/AAA/AAA

Series 07-2 1A3                         XS0298979138    (GBP)150,000,000  (GBP)30,383,110    (GBP)119,616,890        Aaa/AAA/AAA

Series 07-2 2A1                         US38741YDR71      $1,025,000,000               $0      $1,025,000,000        Aaa/AAA/AAA

Series 07-2 2A2                         CA38741YEC99     CAD 500,000,000            CAD 0     CAD 500,000,000        Aaa/AAA/AAA

Series 07-2 3A1                         US38741YDS54      $1,100,000,000               $0      $1,100,000,000        Aaa/AAA/AAA

Series 07-2 3A2                         XS0298974840 (euro)1,000,000,000          (euro)0 (euro)1,000,000,000        Aaa/AAA/AAA

Series 07-2 4A1                         US38741YDT38      $1,000,000,000               $0      $1,000,000,000        Aaa/AAA/AAA

Series 07-2 4A2                         XS0298980060    (GBP)650,000,000           (GBP)0    (GBP)650,000,000        Aaa/AAA/AAA

Series 07-2 1B1                         US38741YDU01         $66,500,000               $0         $66,500,000          Aa3/AA/AA

Series 07-2 2B1                         US38741YDV83         $53,500,000               $0         $53,500,000          Aa3/AA/AA

Series 07-2 3B1                         US38741YDW66         $35,000,000               $0         $35,000,000          Aa3/AA/AA

Series 07-2 3B2                         XS0298975813   (euro)100,000,000         (euro) 0   (euro)100,000,000          Aa3/AA/AA

Series 07-2 3B3                         XS0298980813     (GBP)53,000,000           (GBP)0     (GBP)53,000,000          Aa3/AA/AA

Series 07-2 1M1                         US38741YDX40         $64,000,000               $0         $64,000,000             A2/A/A

Series 07-2 2M1                         US38741YDY23         $52,000,000               $0         $52,000,000             A2/A/A

Series 07-2 3M2                         XS0298976621   (euro)162,000,000         (euro) 0   (euro)162,000,000             A2/A/A

Series 07-2 3M3                         XS0298981621     (GBP)20,000,000           (GBP)0     (GBP)20,000,000             A2/A/A

Series 07-2 2C1                         US38741YEA38         $50,000,000               $0         $50,000,000       Baa2/BBB/BBB

Series 07-2 2C2                         XS0298977512   (euro) 52,000,000         (euro) 0    (euro)52,000,000       Baa2/BBB/BBB

Series 07-2 3C2                         XS0298978320   (euro) 84,500,000         (euro) 0    (euro)84,500,000       Baa2/BBB/BBB


Series 07-2 3C3                         XS0298984641     (GBP)60,000,000           (GBP)0     (GBP)60,000,000       Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                         Reference      Margin    Pool factor       Expected
                                              Rate                                  maturity

Series 07-2 1A1                              5.08%    0.03000%     0.797446           Apr-12

Series 07-2 1A2                              4.25%    0.04000%     0.797446           Apr-12

Series 07-2 1A3                              6.07%    0.04000%     0.797446           Apr-12

Series 07-2 2A1                              5.40%    0.04000%     1.000000           Apr-12

Series 07-2 2A2                              4.95%    0.09000%     1.000000           Apr-12

Series 07-2 3A1                              5.45%    0.09000%     1.100000           Apr-12

Series 07-2 3A2                              4.31%    0.10000%     1.000000           Apr-12

Series 07-2 4A1                              5.03%   -0.02000%     1.000000           Apr-12

Series 07-2 4A2                              6.14%    0.11000%     1.000000           Apr-13

Series 07-2 1B1                              5.44%    0.08000%     1.000000           Apr-12

Series 07-2 2B1                              5.48%    0.12000%     1.000000           Apr-12

Series 07-2 3B1                              5.52%    0.16000%     1.000000           Apr-12

Series 07-2 3B2                              4.37%    0.16000%     1.000000           Apr-12

Series 07-2 3B3                              6.19%    0.16000%     1.000000           Apr-12

Series 07-2 1M1                              5.52%    0.16000%     1.000000           Apr-12

Series 07-2 2M1                              5.60%    0.24000%     1.000000           Apr-12

Series 07-2 3M2                              4.50%    0.29000%     1.000000           Apr-12

Series 07-2 3M3                              6.32%    0.29000%     1.000000           Apr-12

Series 07-2 2C1                              5.79%    0.43000%     1.000000           Apr-12

Series 07-2 2C2                              4.64%    0.43000%     1.000000           Apr-12

Series 07-2 3C2                              4.70%    0.49000%     1.000000           Apr-12


Series 07-2 3C3                              6.52%    0.49000%     1.000000           Apr-12
--------------------------------------------------------------------------------------------





Notes               Granite Master Issuer plc - Series 2007-3

-----------------------------------------------------------------------------------------------------------------------------------
                                                ISIN         Brought forward     Repaid           Outstanding             Rating
                                                                                                                Moodys/S&P/Fitch

Series 07-3 1A                          XS0320662751   (GBP)1,000,000,000.00  (GBP)0.00 (GBP)1,000,000,000.00        Aaa/AAA/AAA

Series 07-3 1B                          XS0320662165      (GBP)40,500,000.00  (GBP)0.00    (GBP)40,500,000.00          Aa3/AA/AA

Series 07-3 1M                          XS0320661191      (GBP)40,500,000.00  (GBP)0.00    (GBP)40,500,000.00             A2/A/A

Series 07-3 2A                          XS0320662249   (GBP)3,600,000,000.00  (GBP)0.00 (GBP)3,600,000,000.00        Aaa/AAA/AAA

Series 07-3 2B                          XS0320661357      (GBP)92,500,000.00  (GBP)0.00    (GBP)92,500,000.00          Aa3/AA/AA

Series 07-3 2M                          XS0320663486     (GBP)119,000,000.00  (GBP)0.00   (GBP)119,000,000.00             A2/A/A

Series 07-3 2C                          XS0320660037     (GBP)140,000,000.00  (GBP)0.00   (GBP)140,000,000.00       Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                           Reference      Margin   Pool factor          Expected
                                                Rate                                    maturity

Series 07-3 1A                                 7.07%    0.40000%      1.000000            Nov-10

Series 07-3 1B                                 7.42%    0.75000%      1.000000            Nov-10

Series 07-3 1M                                 7.92%    1.25000%      1.000000            Nov-10

Series 07-3 2A                                 7.17%    0.50000%      1.000000            Nov-10

Series 07-3 2B                                 7.67%    1.00000%      1.000000            Nov-10

Series 07-3 2M                                 8.27%    1.60000%      1.000000            Nov-10

Series 07-3 2C                                 8.92%    2.25000%      1.000000            Nov-10
------------------------------------------------------------------------------------------------





Credit Enhancement for Granite Master Issuer plc

-------------------------------------------------------------------------------------------------------------------
                                                                                             % of Notes Outstanding

Class A Notes ((GBP) Equivalent)                          (GBP)34,173,173,687                                89.30%

Class B Notes ((GBP) Equivalent)                           (GBP)1,429,449,378                                 3.74%

Class M Notes ((GBP) Equivalent)                           (GBP)1,312,166,184                                 3.43%

Class C Notes ((GBP) Equivalent)                           (GBP)1,484,322,554                                 3.88%
-------------------------------------------------------------------------------------------------------------------


Subordination Levels

-------------------------------------------------------------------------------------------------------------------
                                                                      Current                              Required

Class A Notes                                                          12.78%                                11.60%

Class B Notes                                                           9.05%                                 8.30%

Class M Notes                                                           5.62%                                 5.11%

Class C Notes                                                           1.74%                                 1.85%
-------------------------------------------------------------------------------------------------------------------



Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.


Programme Reserve Required Percent                                                                        1.65%

Programme Reserve Required Amount                                               (GBP)638,425,000          1.74%

Balance Brought Forward                                                         (GBP)638,425,000          1.74%

Drawings this Period                                                                      (GBP)0          0.00%

 *Additions this period                                                                   (GBP)0          0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund               (GBP)638,425,000          1.74%

Excess Spread this Period                                                        (GBP)18,830,016          0.05%





Currency swap triggers
----------------------

                                                                       S&P                  Moody's              Fitch
                                                                       ---                  -------              -----
Dollar and Euro currency swap agreements:

Initial downgrade trigger                             Short term       A1+                  P-1                  F1
                                                                       --------------       --------------       --------------
                                                       Long term       N/A                  A1                   A1
                                                                       --------------       --------------       --------------

Subsequent downgrade trigger                          Short term       N/A                  P-2                  F2
                                                                       --------------       --------------       --------------
                                                       Long term       BBB-                 A3                   BBB+
                                                                       --------------       --------------       --------------

Second subsequent downgrade                           Short term       N./A                 N/A                  F3
                                                                       --------------       --------------       --------------
                                                       Long term       N/A                  N/A                  BBB-
                                                                       --------------       --------------       --------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                                      Short term       A-1+                 P-1                  F1
                                                                       --------------       --------------       --------------
                                                       Long term       AA-                  Aa3                  AA-
                                                                       --------------       --------------       --------------

Barclays Bank PLC                                     Short term       A-1+                 P-1                  F1
                                                                       --------------       --------------       --------------
                                                       Long term       AA+                  Aa1                  AA-
                                                                       --------------       --------------       --------------

HSBC                                                  Short term       A-1+                 P-1                  F1
                                                                       --------------       --------------       --------------
                                                       Long term       AA-                  Aa2                  AA
                                                                       --------------       --------------       --------------

Citigroup Global markets Limited                      Short term       A-1+                 P-1                  F1
                                                                       --------------       --------------       --------------
                                                       Long term       AA-                  Aa1                  AA+
                                                                       --------------       --------------       --------------

Swiss Re                                              Short term       A-1+                 P-1                  A-1+
                                                                       --------------       --------------       --------------
                                                       Long term       AA                   Aa2                  AA
                                                                       --------------       --------------       --------------

UBS AG                                                Short term       A-1+                 P-1                  N/A
                                                                       --------------       --------------       --------------
                                                       Long term       AA+                  Aa2                  N/A
                                                                       --------------       --------------       --------------

AIG                                                   Short term       Not applicable       Not applicable       Not applicable
                                                                       --------------       --------------       --------------
                                                       Long term       Not applicable       Not applicable       Not applicable
                                                                       --------------       --------------       --------------